MONEY MARKET FUND
------------------------------------
ANNUAL REPORT

November 30, 1997
--------------------------------

WHERE LEADING MONEY MANAGERS CONVERGE

                           MANAGERS MONEY MARKET FUND
                                 ANNUAL REPORT
                               NOVEMBER 30, 1997

                               TABLE OF CONTENTS

                                                                             PAGE
                                                                             ----
 President's Message.......................................................    1
 The Managers Funds Performance............................................    4
      COMPLETE PERFORMANCE TABLE FOR ALL OF THE MANAGERS FUNDS AS OF
      DECEMBER 31, 1997
 Managers Money Market Fund
     Statement of Assets and Liabilities...................................    5
        FUND'S BALANCE SHEET AND NET ASSET VALUE (NAV) PER SHARE
        COMPUTATION
     Statement of Operations...............................................    5
        DETAIL OF SOURCES OF INCOME AND FUND LEVEL EXPENSES
     Statement of Changes in Net Assets....................................    6
        DETAIL OF CHANGES IN FUND ASSETS AND DISTRIBUTIONS TO SHAREHOLDERS
        FOR THE LAST TWO PERIODS
     Financial Highlights..................................................    7
        HISTORICAL NET ASSET VALUES, DISTRIBUTIONS, TOTAL RETURNS, EXPENSE
        RATIOS AND NET ASSETS
     Notes to Financial Statements.........................................    8
        ACCOUNTING AND DISTRIBUTION POLICIES, DETAILS OF AGREEMENTS AND
        TRANSACTIONS WITH FUND MANAGEMENT AND DESCRIPTION OF CERTAIN
        INVESTMENT RISKS
     Report of Independent Accountants.....................................   11
 The Prime Money Market Portfolio (The commingled investment pool which holds all investable assets of the Fund)
     Schedule of Investments...............................................   12
        DETAILED PORTFOLIO LISTINGS BY SECURITY TYPE, AS VALUED AT NOVEMBER
        30, 1997, OF WHICH MANAGERS MONEY MARKET FUND OWNS A PRO RATA SHARE
     Statement of Assets and Liabilities...................................   16
        PORTFOLIO'S BALANCE SHEET
     Statement of Operations...............................................   16
        DETAIL OF THE PORTFOLIO'S SOURCES OF INCOME, EXPENSES, AND REALIZED
        GAINS (LOSSES) DURING THE PERIOD
     Statement of Changes in Net Assets....................................   17
        DETAIL OF CHANGES IN THE PORTFOLIO'S ASSETS DURING THE PAST TWO
        PERIODS
     Supplementary Data....................................................   17
        HISTORICAL RATIOS OF THE PORTFOLIO'S EXPENSES, NET INVESTMENT
        INCOME AND IMPACT OF EXPENSE REIMBURSEMENTS ON THE EXPENSE RATIOS
     Notes to Financial Statements.........................................   18
        THE PORTFOLIO'S ACCOUNTING POLICIES AND DETAILS OF AGREEMENTS AND
        TRANSACTIONS WITH PORTFOLIO MANAGEMENT
     Report of Independent Accountants.....................................   21

    INVESTMENTS IN MANAGERS MONEY MARKET FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO CONTINUE TO DO SO.

PRESIDENT'S MESSAGE
-----------------------------------------------


DEAR FELLOW SHAREHOLDER:

  The past year was again a prosperous one for most financial assets, particularly when compared to the rate of inflation. Despite economic and financial upheaval in the Far East, the U.S. economy continued to grow at a moderate pace throughout 1997. Corporate profits and personal income rose while unemployment and the rate of inflation reached historic lows.

  Early in the year, both long and short-term interest rates rose as the economy picked up speed and investors expressed concern about rising inflation. In late March, the Federal Reserve Board raised the Fed Funds rate by 0.25%. Inflation, however remained subdued. In fact, the producer price index, which tracks wholesale price levels, fell for seven consecutive months (ending July) for the first time ever. The consumer price index, which tracks retail prices continued to rise, although at an extremely low rate. Thus, interest rates moved lower again and by early summer were nearing the levels at which they started the year.

  In July, news of the precarious economic situation in Southeast Asia began to emanate, further diminishing inflationary fears and sending interest rates lower. While the Malaysian, Indonesian and Thai governments devalued their currencies in late August and early September, investors fled to quality in the form of U.S. Treasury bonds. Throughout the fourth quarter, the economic crisis intensified and spread to other Far Eastern countries. Although the flight to U.S. Treasuries continued, the prospect of deflation lured investors toward longer term securities, where they could lock in to current rates. Thus, while long-term interest rates dropped sharply, short-term yields rose, leaving the yield curve relatively flat. At the Fund's fiscal year end, 30-year Treasury bonds provided a yield of only 0.86% more than the yield on 3-month Treasury bills. At the end of March 1997, when long-term rates peaked, the same yield spread was 1.79%.

----------------------------------------------------------------------

  Throughout the year, the Managers Money Market Fund benefited from the portfolio manager's timely maturity positioning as well as security selection. For the year ended November 30, 1997, the Fund provided a total return of 5.35%. During the same period, the IBC All Taxable Money Fund Average (an index compiled by IBC Financial Data Corp. which serves as an appropriate benchmark for the Fund) returned 5.18%, and the IBC First Tier Money Fund Average returned 5.02%. The annual rate of inflation during the period was 1.8%, as measured by the Consumer Price Index.

  While interest rates were falling from the end of March through the summer, the portfolio management team led by Robert Johnson at J.P. Morgan, the Fund's sub-advisor, had the portfolio well positioned in longer than average maturity investments. From August into mid-September, the team reduced the average maturity from 60 days (in July) down to a low of 30 days, well below the average maturity of the benchmark, which remained in the low to mid-50 day range throughout the year. Thus, the portfolio was well positioned to take advantage of rising short-term rates in the fourth quarter as the yield curve flattened.

  Investments in high grade foreign commercial paper also added to the return. Because of the financial difficulties in the Far East, commercial paper from that region traded at premium yields. The management team selectively purchased commercial paper from a few of the strongest issuers in the region to receive yields in excess of those available domestically. Combined with a diversified portfolio of domestic debt, the portfolio was well positioned with a competitive yield.

  The accompanying chart provides a breakdown of the portfolio as of November 30, 1997.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 PORTFOLIO COMPOSITION
Taxable Municipals                         1.5%
Domestic Time Deposits                     2.5%
Foreign Time Deposits                      6.3%
U.S. Government Agency Obligations         0.3%
Repurchase Agreements                      2.5%
Other                                      0.4%
Foreign Bankers Acceptance                 1.1%
Domestic Certificates of Deposit           1.5%
Foreign Certificates of Deposit           17.6%
Domestic Commercial Paper                 14.1%
Foreign Commercial Paper                  16.1%
Floating Rate Notes                       36.1%

----------------------------------------------------------------------

  At year-end, the management team was forecasting slower growth and lower profit margins for 1998. The team was thus locking in higher yields by purchasing longer term securities. While only 34 days at the Fund's fiscal year end, the average maturity continued to expand into the mid-40 day range at the time of this printing, and should be expected to extend somewhat into the 50 day range. The average maturity for the benchmark remains in the mid-50 day range.

  The average seven-day simple yield for the IBC All Taxable Money Fund Average was 5.12% on December 31, 1997, and the seven-day compound yield was 5.25%. The simple and compound yields for the Managers Money Market Fund for the same period were 5.38%, and 5.52%, respectively.

  At mid-year, the name of the Fund's hub portfolio was changed to THE PRIME MONEY MARKET PORTFOLIO in an attempt to better describe the types of high quality money market instruments in which it invests. In conjunction with this, the Portfolio received the highest ratings by Moody's Investor's Service (Aaa), Standard & Poor's Rating Group (AAAm), and Duff & Phelps (AAA).

  Regarding the operations of the Fund, the daily deadlines for accepting certain trades has been extended so that requests for wire redemptions received by the Fund prior to 4:00 p.m. Eastern time can be wired out that day. In addition, good funds received for purchases prior to 4:00 p.m. will receive that day's income dividend. We hope that these expanded trading times are beneficial to you. This report provides you with a listing of the investment portfolio, financial statements, and the report of independent accountants. On the following page you'll find a performance summary for all of The Managers Funds as of December 31, 1997. Please contact us at (800) 835-3879 if you'd like to receive a prospectus and additional information on any of the other funds in our family, and remember you have the option of making free exchanges into any of our other funds. As always, should you have any questions on this report, please feel free to contact us.

  We thank you for your continued investment in The Managers Funds.

  Sincerely,
  /s/Robert P. Watson
  Robert P. Watson
  President

THE MANAGERS FUNDS PERFORMANCE (UNAUDITED)
All periods ending December 31, 1997
----------------------------------------------------------------------

                                                      AVERAGE ANNUAL TOTAL RETURNS*
                                      -------------------------------------------------------------
                                                                                SINCE     INCEPTION   MORNINGSTAR
                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION     DATE       RATING**
                                      ------   -------   -------   --------   ---------   ---------   -----------
Equity Funds:
Income Equity Fund                     27.19%   26.01%    17.83%    15.82%      15.49%    Oct. '84     ####
Capital Appreciation Fund              12.74%   19.58%    14.46%    15.13%      15.27%    Jun. '84     ###
Special Equity Fund                    24.45%   27.64%    19.05%    19.27%      17.04%    Jun. '84     ####
International Equity Fund              10.83%   13.26%    15.42%    11.05%      14.00%    Dec. '85     ####

Income Funds:
Short Government Fund                   5.55%    6.35%     3.23%     5.22%       5.24%    Oct. '87     ##
Short & Intermediate Bond Fund          5.87%    8.43%     4.84%     7.18%       8.36%    Jun. '84     ###
Intermediate Mortgage Fund              8.23%    9.46%     1.85%     6.86%       7.22%    May '86      ##
Bond Fund                              10.42%   14.91%     9.44%    10.24%      11.30%    Jun. '84     ####
Global Bond Fund                        0.16%    7.58%       --        --        5.48%    Mar. '94     #
Money Market Fund                       5.36%    5.29%     4.38%     5.39%       5.87%    Jun. '84       NA

--------------------------------------------------------------------------------
[FN]
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND SHARE PRICE WILL FLUCTUATE. THE REDEMPTION PRICE OF A MUTUAL FUND MAY BE MORE OR LESS THAN THE PURCHASE PRICE. FOR ADDITIONAL OR MORE RECENT INFORMATION ON MANAGERS MONEY MARKET FUND, OR FOR A PROSPECTUS FOR THE EQUITY FUNDS OR THE INCOME FUNDS, PLEASE CALL THE MANAGERS FUNDS AT (800) 835-3879, OR YOUR INVESTMENT ADVISER. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.
 * Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect fee waivers or the reimbursement of fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized.
** Morningstar proprietary ratings reflect risk-adjusted performance through 12/31/97 and are subject to change every month. The ratings are by asset class and are calculated from the funds' three-, five- and ten-year returns (with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day T-bill returns. For the three-, five- and ten-year periods, respectively, each of the Equity Funds other than the International Equity Fund was rated against 1,834, 1,076 and 585 equity funds, the International Equity Fund was rated against 566, 240 and 72 international equity funds, and each of the Income Funds was rated against 2,581, 1,435 and 651 fixed-income funds. Ten percent of the funds in each asset class receive five stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars and 10% receive 1 star.

MANAGERS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 1997
----------------------------------------------------------------------

 ASSETS:
   Investment in The Prime Money Market Portfolio ("Portfolio")       $36,596,383
   Prepaid expenses                                                        10,643
                                                                      -----------
     Total assets                                                      36,607,026
                                                                      -----------
 LIABILITIES:
   Dividends payable to shareholders                                       30,954
   Other accrued expenses                                                  31,901
                                                                      -----------
     Total liabilities                                                     62,855
                                                                      -----------
 NET ASSETS                                                           $36,544,171
                                                                      -----------
                                                                      -----------
   Shares outstanding                                                  36,544,171
                                                                      -----------
                                                                      -----------
   Net asset value, offering and redemption price per share                 $1.00
                                                                             ----
                                                                             ----
 NET ASSETS REPRESENT:
   Paid-in capital                                                    $36,544,171
                                                                      -----------
                                                                      -----------

----------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended November 30, 1997
----------------------------------------------------------------------

 INVESTMENT INCOME FROM PORTFOLIO:
   Interest income                                                        $2,313,223
 EXPENSES:
   Administration fees                                        $ 102,919
   Transfer agent fees                                           38,752
   Registration fees                                             34,615
   Reports to shareholders                                       17,761
   Audit fees                                                    14,160
   Accounting fees                                                6,000
   Trustee fees                                                   1,967
   Legal fees                                                     1,768
   Miscellaneous expenses                                         9,832
   Allocated Portfolio expenses                                  75,430
                                                              ---------
     Total expenses                                             303,204
   Less: Waiver of administration fees                         (102,919)
       Reimbursement of expenses                                (37,220)
                                                              ---------
     Net expenses                                                          163,065
                                                                          --------
 NET INVESTMENT INCOME                                                    $2,150,158
                                                                          --------
                                                                          --------

   The accompanying notes are an integral part of these financial statements.

MANAGERS MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------

                                               FOR THE
                                              YEAR ENDED            FOR THE
                                             NOVEMBER 30,         YEAR ENDED
                                                 1997          NOVEMBER 30, 1996
                                           ----------------   -------------------
 INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income                     $ 2,150,158          $ 1,527,309
                                           ----------------   -------------------
 DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                 (2,150,158)          (1,527,309)
                                           ----------------   -------------------
 FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares              317,466,320          113,145,027
   Net asset value of shares issued in
    connection with reinvestment of
    dividends                                  1,762,742              999,707
   Cost of shares repurchased               (318,775,835)         (89,126,200)
                                           ----------------   -------------------
   Net increase from capital share
    transactions                                 453,227           25,018,534
                                           ----------------   -------------------
 Total increase in net assets                    453,227           25,018,534
                                           ----------------   -------------------
 NET ASSETS:
   Beginning of year                          36,090,944           11,072,410
                                           ----------------   -------------------
   End of year                               $36,544,171          $36,090,944
                                           ----------------   -------------------
                                           ----------------   -------------------

   The accompanying notes are an integral part of these financial statements.

MANAGERS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each period
----------------------------------------------------------------------

                                          YEAR ENDED NO-          ELEVEN MONTHS
                                            VEMBER 30,                ENDED            YEAR ENDED DECEMBER 31,
                                        -------------------        NOVEMBER 30,      ------------------------------
                                           1997        1996             1995          1994           1993        1992*
                                        --------    --------      -------------     --------       --------     --------
NET ASSET VALUE, BEGINNING
 OF PERIOD                             $   1.000    $   1.000       $   1.000       $   1.000    $   1.000    $   1.000
                                          ------       ------          ------          ------       ------       ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                    0.052        0.054           0.044           0.035        0.022        0.030

LESS DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
  Net investment income                   (0.052)      (0.054)         (0.044)         (0.035)      (0.022)      (0.030)
                                          ------       ------          ------          ------       ------       ------
NET ASSET VALUE, END OF PERIOD         $   1.000    $   1.000       $   1.000       $   1.000    $   1.000    $   1.000
                                          ------       ------          ------          ------       ------       ------
                                          ------       ------          ------          ------       ------       ------

------------------------------------------------------------------------------------------------------------
Total Return (c)                           5.35%      5.53%       4.51%(b)       3.61%      2.48%      3.12%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Ratio of net expenses to average net
 assets                                    0.40%      0.12%       1.13%(b)       0.73%      0.74%      0.67%
Ratio of net investment income to
 average net assets                        5.22%      5.35%       4.85%(b)       3.84%      2.48%      3.05%
Net assets at end of period (000's
 omitted)                               $36,544    $36,091     $11,072        $17,269     $7,368     $9,320
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Expense Waiver/Reimbursement (a)
  Ratio of total expenses to average
   net assets                              0.74%      0.75%       1.18%(b)       1.03%      0.99%      0.98%
  Ratio of net investment income to
   average net assets                      4.88%      4.71%       4.80%(b)       3.54%      2.23%      2.74%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

[FN]
 (a) Ratio information assuming no waiver or reimbursement of investment advisory and management fees and/or administrative fees in effect for the periods presented, if applicable. (See Note 2).
 (b)  Annualized.
 (c) The total returns would have been lower had certain expenses not been reduced during the periods shown.
 *    Audited by prior auditors.

 ------------------------------------------------------------------------------

MANAGERS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 1997
----------------------------------------------------------------------

Managers Money Market Fund (the "Fund") is a series of The Managers Funds (the "Trust"), a no-load, diversified, open-end, management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently the Trust is comprised of 10 investment series (collectively the "Funds").

The Fund invests all of its investable assets in The Prime Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (0.85% at November 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  (B) SECURITY TRANSACTIONS

The Fund records its share of interest income, expenses and realized gains and losses and adjusts its investment in the Portfolio each day.

  (C) INVESTMENT INCOME
    AND EXPENSES

All the interest income, expenses and realized gains and losses of the Portfolio are allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination. Expenses incurred by the Trust with respect to one or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

----------------------------------------------------------------------

  (D) DIVIDENDS AND DISTRIBUTIONS

Dividends resulting from net investment income normally will be declared daily, payable on the third to the last business day of the month.

Distributions classified as capital gains for federal income tax purposes, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to capital stock.

  (E) FEDERAL TAXES

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains, if any, to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no federal income or excise tax provision is included in the accompanying financial statements.

  (F) CAPITAL STOCK

The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded as of the ex-dividend date.

(2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has adopted an Administrative and Shareholder Servicing Agreement under which The Managers Funds, L.P. serves as the Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Fund's operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, dealers and registered investment advisers, that advise or act as an intermediary with the Fund's shareholders.

As amended on December 1, 1995, the Trustees approved a fee for these services, payable to the Administrator, of 0.25% per annum, all of which has been voluntarily waived for the fiscal year ended November 30, 1997. In addition, for the fiscal year ended November 30, 1997, the Administrator voluntarily reimbursed expenses of the Fund in an amount equal to $37,220, or 0.09% of average daily net assets.

This waiver and expense reimbursement may be modified or terminated at any time at the sole discretion of the Administrator.

An aggregate annual fee of $10,000 is paid to each outside Trustee for serving as a Trustee of the Trust. In addition, these Trustees receive

----------------------------------------------------------------------
meeting fees of $750 for each in-person meeting attended, and $200 for participation in any telephonic meetings. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees.

(3) CONTINGENCY

A lawsuit seeking class action status has been filed against Managers Intermediate Mortgage Fund, The Managers Funds, L.P. and the Trust, among other defendants in the United States District Court for the District of Connecticut in September, 1994. The plaintiffs seek unspecified damages based upon losses alleged in the fund named above. The parties have now entered into an agreement to settle all claims by the purported class. However, the settlement is subject to court approval and certain other conditions, such as the minimum percentage of class members agreeing to participate in the settlement.

For these and other reasons, there can be no assurance that the settlement will be consummated. In addition, a non-class action lawsuit based on similar allegations has been filed by a customer against certain of the defendants named in the class action lawsuit, as well as Managers Short Government Fund and Managers Short and Intermediate Bond Fund. The parties have now entered into an agreement to settle all claims by this customer and the settlement is conditional on, among other things, the settlement of the class action lawsuit. Certain other customers, who are potentially members of the plaintiff class in the class action lawsuit referred to above, have asserted that they may file similar lawsuits based on similar claims, but have not done so. Management continues to believe that it has meritorious defenses and, if the cases are not settled, Management intends to defend vigorously against these actions.

REPORT OF INDEPENDENT ACCOUNTANTS
----------------------------------------------------------------------

To the Trustees of The Managers
Funds and the Shareholders of
Managers Money Market Fund:

    We have audited the accompanying statements of assets and liabilities of Managers Money Market Fund as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the eleven month period ended November 30, 1995, and for each of the two years in the period ended December 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1992, presented herein, were audited by other auditors whose report dated February 26, 1993, expressed an unqualified opinion on such financial highlights.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Managers Money Market Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the eleven month period ended November 30, 1995, and for each of the two years in the period ended December 31, 1994, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
January 20, 1998

THE PRIME MONEY MARKET PORTFOLIO
Schedule of Investments
November 30, 1997
--------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                           YIELD TO
    (IN                                                                           MATURITY/
THOUSANDS)              SECURITY DESCRIPTION                MATURITY DATES           RATE            VALUE
-----------   ----------------------------------------  ----------------------   ------------   ---------------
BANKERS ACCEPTANCE -- FOREIGN (1.1%)
$   50,000    Dai-Ichi Kangyo Bank....................                12/29/97          5.620%  $    49,781,444
                                                                                                ---------------
CERTIFICATES OF DEPOSIT -- DOMESTIC (1.5%)
    64,000    Regions Bank............................       12/05/97-06/25/98     5.650-6.00        63,991,878
                                                                                                ---------------
CERTIFICATES OF DEPOSIT -- FOREIGN (17.6%)
   115,000    Deutsche Bank...........................       12/17/97-02/03/98    5.570-5.760       114,999,621
    45,000    Landesbank Hessen Thuringen.............       06/09/98-06/19/98    5.940-6.080        44,988,746
    11,000    National Westminster Bank, PLC..........       03/05/98-05/26/98    5.660-6.060        10,999,041
   180,000    Norinchukin Bank........................                02/13/98          6.020       180,003,645
    10,000    Rabobank Nederland Inst. CTF............                03/24/98          5.990         9,998,521
    10,000    Royal Bank of Canada....................                05/12/98          6.140         9,998,730
     5,000    San Paolo Bank..........................                12/10/97          5.820         5,000,000
   125,000    Societe Generale........................                12/02/97          5.560       125,000,000
    75,000    Sumitomo Bank Yankee CD.................                12/09/97          5.600        75,000,000
   150,000    Swiss Bank Corp.........................                03/19/98    5.760-5.980       149,997,172
    35,000    Westpac Banking Corp....................                03/23/98          5.970        34,991,776
                                                                                                ---------------
              TOTAL CERTIFICATES OF DEPOSIT --
               FOREIGN................................                                              760,977,252
                                                                                                ---------------
COMMERCIAL PAPER -- DOMESTIC (14.1%)
    40,000    Associate Corp. of North America........                12/18/97          5.510        39,895,922
   205,000    CXC Inc.................................       12/10/97-02/20/98    5.520-5.690       203,687,303
    28,000    Dupont EI de Nemours & Co...............                06/05/98          5.460        27,210,120
    81,399    Enterprise Funding Corp.................       12/01/97-12/05/97    5.510-5.540        81,371,204
   109,400    General Electric Capital Corp...........       01/23/98-02/06/98          5.700       108,350,282
    10,385    Southern Co.............................                02/23/98          5.700        10,246,879
    25,000    Trident Capital Finance Inc.............                01/23/98          5.770        24,787,632
   112,943    Windmill Funding Corp...................       12/05/97-02/13/98    5.520-5.800       111,908,318
                                                                                                ---------------
              TOTAL COMMERCIAL PAPER -- DOMESTIC......                                              607,457,660
                                                                                                ---------------
COMMERCIAL PAPER -- FOREIGN (16.1%)
   110,000    Bank of Montreal........................                12/04/97          5.592       109,948,740
   199,000    Cregem North America Inc................       12/18/97-02/17/98    5.515-5.700       197,958,010
     6,692    Den Danske Bank.........................                12/15/97          5.520         6,677,635
   175,000    Export Import Bank of Korea.............                12/17/97          6.010       174,532,556
    25,000    Halifax Building Society................                12/08/97          5.640        24,972,583
    15,500    KFW International Finance, Inc..........                12/04/97          5.520        15,492,870
    28,000    Korea Development Bank..................                12/23/97          6.000        27,897,333
    35,000    Rabobank Nederland N.V..................                04/29/98          5.550        34,196,021
    47,523    UBS Finance Delaware, Inc...............                12/01/97          5.760        47,523,000
    58,000    Westpac Capital Corp....................                12/05/97          5.640        57,963,653
                                                                                                ---------------
              TOTAL COMMERCIAL PAPER -- FOREIGN.......                                              697,162,401
                                                                                                ---------------

The accompanying notes are an integral part of these financial statements.

THE PRIME MONEY MARKET PORTFOLIO
Schedule of Investments (continued)
November 30, 1997
--------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                           YIELD TO
    (IN                                                                           MATURITY/
THOUSANDS)              SECURITY DESCRIPTION                MATURITY DATES           RATE            VALUE
-----------   ----------------------------------------  ----------------------   ------------   ---------------
FLOATING RATE NOTES (36.1%)(A)
$  100,000    Asset Backed Securities Investment
               Trust, Series 1997-C, (resets monthly
               to one month LIBOR, due 06/15/98)
               (144A).................................                12/15/97(b)        5.688% $   100,000,000
    50,000    Asset Backed Securities Investment
               Trust, Series 1997-E, Class N, (resets
               monthly to one month LIBOR, due
               08/15/98) (144A).......................                12/15/97(b)        5.625       50,000,000
    27,800    Asset Backed Securities Investment
               Trust, Series 1995-A, Class 2, (resets
               monthly to one month LIBOR -3 basis
               points, due 08/10/98)..................                12/10/97(b)        5.607       27,793,943
    60,000    Bankers Trust, (resets daily to Prime
               rate -281 basis points, due
               04/23/98)..............................                12/01/97(b)        5.690       59,988,623
    64,000    Bankers Trust, (resets daily to Fed Fund
               rate +5 basis points, due 07/07/98)....                12/01/97(b)        5.580       63,959,367
   100,000    Bayerische Landesbank, (resets monthly
               to one month LIBOR -13 basis points,
               due 06/26/98)..........................                12/26/97(b)        5.558       99,955,883
    31,500    Corestates Bank, (resets monthly to one
               month LIBOR +3 basis points, due
               04/21/98)..............................                12/31/97(b)        5.598       31,500,000
    10,000    Den Danske Bank, (resets monthly to one
               month LIBOR -5 basis points, due
               03/25/98)..............................                12/25/97(b)        5.598        9,999,900
    25,000    FCC National Bank, (resets monthly to
               one month LIBOR -12 basis points, due
               07/02/98)..............................                12/01/97(b)        5.536       24,989,828
    35,000    FCC National Bank, (resets daily to Fed
               Fund rate +20 basis points, due
               07/23/98)..............................                12/01/97(b)        5.770       35,017,508
    25,000    First USA Bank, (resets quarterly to
               three month LIBOR +28 basis points, due
               02/17/98)..............................                02/17/98(b)        6.125       25,017,090
    20,000    First USA Bank, (resets quarterly to
               three month LIBOR +9 basis points, due
               04/28/98)..............................                01/28/98(b)        5.930       20,011,181

The accompanying notes are an integral part of these financial statements.

THE PRIME MONEY MARKET PORTFOLIO
Schedule of Investments (continued)
November 30, 1997
--------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                           YIELD TO
    (IN                                                                           MATURITY/
THOUSANDS)              SECURITY DESCRIPTION                MATURITY DATES           RATE            VALUE
-----------   ----------------------------------------  ----------------------   ------------   ---------------
FLOATING RATE NOTES (CONTINUED)
$    7,000    First USA Bank, (resets monthly to one
               month LIBOR +5 basis points, due
               05/07/98)..............................                12/16/97(b)        5.738% $     7,002,667
    50,000    First USA Bank, (resets monthly to one
               month LIBOR +7 basis points, due
               05/13/98)..............................                12/15/97(b)        5.758       50,024,139
     5,000    First USA Bank, (resets quarterly to
               three month LIBOR +30 basis points, due
               07/29/98)..............................                01/16/98(b)        6.144        5,010,816
    15,000    First USA Bank, (resets quarterly to
               three month LIBOR +30 basis points, due
               09/03/98)..............................                12/17/97(b)        6.081       15,039,791
    20,000    First Union Bank of North Carolina,
               (resets monthly to one month LIBOR -3
               basis points, due 12/19/97)............                12/19/97(b)        5.720       20,000,000
    44,200    Jacksonville Health Facility Hospital,
               (resets monthly, due 08/15/14).........                12/03/97(b)        5.830       44,200,000
   162,500    Korea Development Bank, (resets
               quarterly, due 06/16/98)...............                12/16/97(b)        5.843      162,482,994
   138,689    Liquid Asset Backed Securities Trust,
               Series 1997-2, (resets monthly to one
               month LIBOR, due 06/30/98) (144A)......                12/30/97(b)        5.688      138,689,231
    94,622    Natwest Asset Trust Securities, Series
               R-13/14A, (resets monthly to one month
               LIBOR +2 basis points, due 10/15/01)
               (144A).................................                12/15/97(b)        5.708       94,622,000
    66,500    Old Kent, (resets daily to Prime rate
               -285 basis points, due 11/04/98).......                12/01/97(b)        5.650       66,500,000
    50,000    PNC Bank, N.A., (resets daily to Fed
               Fund rate +7 basis points, due
               06/04/98)..............................                12/01/97(b)        5.720       49,986,098
   100,000    Racers 97-MM-8-6, (resets monthly to one
               month LIBOR -2 basis points, due
               08/28/98) (144A).......................                12/28/97(b)        5.615       99,992,805
    75,000    Short Term Card Account Trust, (resets
               monthly to one month LIBOR +2 basis
               points, due 01/15/98) (144A)...........                12/15/97(b)        5.504       75,001,364
    45,000    Societe Generale, (resets daily to Fed
               Fund rate +9 basis points, due
               01/18/98)..............................                12/01/97(b)        5.610       44,997,802

The accompanying notes are an integral part of these financial statements.

THE PRIME MONEY MARKET PORTFOLIO
Schedule of Investments (continued)
November 30, 1997
--------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                           YIELD TO
    (IN                                                                           MATURITY/
THOUSANDS)              SECURITY DESCRIPTION                MATURITY DATES           RATE            VALUE
-----------   ----------------------------------------  ----------------------   ------------   ---------------
FLOATING RATE NOTES (CONTINUED)
$  137,000    Triangle Funding Ltd. Series 1997-1,
               (resets quarterly to three month LIBOR,
               due 11/15/98) (144A)...................                01/15/98(b)        5.750% $   137,000,000
                                                                                                ---------------
              TOTAL FLOATING RATE NOTES...............                                            1,558,783,030
                                                                                                ---------------
TAXABLE MUNICIPALS (1.5%)(A)
    39,240    Sacramento, (resets quarterly to three
               month LIBOR, due 08/15/14).............                02/14/98(b)        5.500       39,236,875
    25,000    Wake Forest University, (resets weekly,
               due 07/01/17) LOC Wachovia Bank........                12/03/97(b)        5.970       25,000,000
                                                                                                ---------------
              TOTAL TAXABLE MUNICIPALS................                                               64,236,875
                                                                                                ---------------
TIME DEPOSITS -- DOMESTIC (2.5%)
   110,000    Suntrust Bank...........................                12/01/97    5.500-5.625       110,000,000
                                                                                                ---------------
TIME DEPOSITS -- FOREIGN (6.3%)
   100,000    Deutsche Bank...........................                12/01/97          5.750       100,000,000
   100,000    Wachovia Bank & Trust, Grand Cayman.....                12/01/97          5.510       100,000,000
    70,000    Westdeutsche Landesbank.................                12/02/97          5.594        70,000,000
                                                                                                ---------------
              TOTAL TIME DEPOSITS -- FOREIGN..........                                              270,000,000
                                                                                                ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (0.3%)
    11,725    Student Loan Marketing Assoc............                12/01/97          5.630        11,725,000
                                                                                                ---------------
REPURCHASE AGREEMENTS (2.5%)
     6,129    Goldman Sachs Repurchase Agreement, 5.50%, dated 11/28/97, due 12/01/97, proceeds include interest $6,131,809 (collateralized by $6,027,000 U.S.
               Treasury Notes 6.250%, due 05/31/99 valued at $6,251,824).....................         6,129,000
   100,000    Greenwich Capital Repurchase Agreement, 5.75%, dated 11/28/97, due 12/01/97, proceeds include interest $100,047,917 (collateralized by $128,432,714 GNMA
               7.00%-8.250%, due 12/15/08-11/20/27 valued at $102,000,205)...................       100,000,000
                                                                                                ---------------
              TOTAL REPURCHASE AGREEMENTS....................................................       106,129,000
                                                                                                ---------------
              TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.6%)..........................     4,300,244,540
              OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)...................................        19,401,267
                                                                                                ---------------
              NET ASSETS (100.0%)............................................................   $ 4,319,645,807
                                                                                                ---------------
                                                                                                ---------------

[FN]
(a) The Coupon rate shown on floating or adjustable rate securities represents the rate at the end of the reporting period. The due date in the security description reflects the final maturity date.

(b)   Reflects the next interest rate reset date.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

LOC -- Letter of Credit

The accompanying notes are an integral part of these financial statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
November 30, 1997
----------------------------------------------------------------------

 ASSETS
   Investments at amortized cost and value                            $4,300,244,540
   Cash                                                                      487,430
   Interest receivable                                                    19,627,584
   Prepaid trustees' fees                                                      6,851
   Prepaid expenses and other assets                                          22,379
                                                                      --------------
     Total assets                                                      4,320,388,784
                                                                      --------------
 LIABILITIES
   Advisory fee payable                                                      428,293
   Custody fee payable                                                       150,688
   Administrative services fee payable                                       104,558
   Fund services fee payable                                                   5,582
   Administration fee payable                                                  4,315
   Accrued expenses                                                           49,541
                                                                      --------------
     Total liabilities                                                       742,977
                                                                      --------------
 NET ASSETS
   Applicable to investors' beneficial interests                      $4,319,645,807
                                                                      --------------
                                                                      --------------

----------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the fiscal year ended November 30, 1997
----------------------------------------------------------------------

 INVESTMENT INCOME
   Interest income                                                       $228,228,783
 EXPENSES
   Advisory fee                                               $5,063,662
   Administrative services fee                                1,256,131
   Custodian fees and expenses                                  686,535
   Fund services fee                                            143,027
   Administration fee                                            96,662
   Professional fees and expenses                                92,381
   Trustees' fees and expenses                                   70,918
   Miscellaneous                                                 33,130
                                                              ---------
     Total expenses                                                        7,442,446
                                                                         -----------
 NET INVESTMENT INCOME                                                   220,786,337
 NET REALIZED LOSS ON INVESTMENTS                                           (105,748)
                                                                         -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $220,680,589
                                                                         -----------
                                                                         -----------

   The accompanying notes are an integral part of these financial statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------

                                                          FOR THE FISCAL      FOR THE FISCAL
                                                            YEAR ENDED          YEAR ENDED
                                                         NOVEMBER 30, 1997   NOVEMBER 30, 1996
                                                         -----------------   -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income                                  $     220,786,337   $     185,209,978
  Net realized gain (loss) on investments                         (105,748)            267,432
                                                         -----------------   -----------------
    Net increase in net assets resulting from
     operations                                                220,680,589         185,477,410
                                                         -----------------   -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions                                             22,011,079,297      18,847,392,256
  Withdrawals                                              (21,760,363,996)    (18,519,575,165)
                                                         -----------------   -----------------
    Net increase from investors' transactions                  250,715,301         327,817,091
                                                         -----------------   -----------------
    Total increase in net assets                               471,395,890         513,294,501
NET ASSETS
  Beginning of fiscal year                                   3,848,249,917       3,334,955,416
                                                         -----------------   -----------------
  End of fiscal year                                     $   4,319,645,807   $   3,848,249,917
                                                         -----------------   -----------------
                                                         -----------------   -----------------

----------------------------------------------------------------------
SUPPLEMENTARY DATA
----------------------------------------------------------------------

                                                                                                FOR THE PERIOD
                                                         FOR THE FISCAL YEAR ENDED NOVEMBER      JULY 12, 1993
                                                                         30,                   (COMMENCEMENT OF
                                                         -----------------------------------    OPERATIONS) TO
                                                          1997     1996       1995    1994     NOVEMBER 30, 1993
                                                         -------  -------     ----   -------   -----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                               0.18%     0.19%      0.19%  0.20%         0.19%(a)
  Net investment income                                  5.43%     5.29%      5.77%  3.90%         2.98%(a)
  Decrease reflected in expense ratio due to expense
   reimbursement                                         --        0.00%(b)   --     0.00%(b)     --

------------------------
[FN]
(a) Annualized
(b) Less than 0.01%

   The accompanying notes are an integral part of these financial statements.

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
November 30, 1997
----------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Prime Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to maximize current income and maintain a high level of liquidity. The Portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. Prior to May 12, 1997, the Portfolio's name was The Money Market Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

  a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regard-

less of the impact of fluctuating interest rates on the market value of the instruments.

The Portfolio's custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

  b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  c) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
November 30, 1997
----------------------------------------------------------------------

investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

  a) The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended November 30, 1997, this fee amounted to $5,063,662.

  b) The Portfolio has retained Funds Distributor ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended November 30, 1997, the fee for these services amounted to $96,662.

  c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
November 30, 1997
----------------------------------------------------------------------
the fiscal year ended November 30, 1997, the fee for these services amounted to $1,256,131.

Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.20% of the average daily net assets of the Portfolio through March 31, 1998. For the fiscal year ended November 30, 1997, there was no reimbursement under this agreement.

  d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its ser-vices amounted to $143,027 for the fiscal year ended November 30, 1997.

  e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the Master Portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $28,900.

REPORT OF INDEPENDENT ACCOUNTANTS
----------------------------------------------------------------------

To the Trustees and Investors of The Prime Money Market Portfolio

  In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Prime Money Market Portfolio (the "Portfolio") at November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the four years in the period then ended and for the period July 12, 1993 (commencement of operations) through November 30, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1997, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
January 20, 1998

                     WHERE LEADING MONEY MANAGERS CONVERGE

FUND DISTRIBUTOR
THE MANAGERS FUNDS, L.P.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

CUSTODIAN

State Street Bank and Trust
 Company
1776 Heritage Drive
North Quincy, Massachusetts
 02171

LEGAL COUNSEL

Shereff, Friedman, Hoffman &
 Goodman, LLP
919 Third Avenue
New York, New York 10022

TRANSFER AGENT
Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded by an effective prospectus.

THE MANAGERS FUNDS

EQUITY FUNDS:
INCOME EQUITY FUND
  Scudder, Kemper Investments, Inc.
  Chartwell Investment Partners, L.P.

CAPITAL APPRECIATION FUND
  Essex Investment Management Co.,
  Inc.
  Husic Capital Management

SPECIAL EQUITY FUND
  Liberty Investment Management
  Pilgrim Baxter & Associates
  Westport Asset Management, Inc.
  Kern Capital Management LLC

INTERNATIONAL EQUITY
  FUND
  Scudder, Kemper Investments, Inc.
  Lazard Asset Management Co.

FIXED INCOME FUNDS:
MONEY MARKET FUND
  J.P. Morgan

SHORT GOVERNMENT FUND
  Jennison Associates Capital Corp.

SHORT AND INTERMEDIATE
  BOND FUND
  Standish, Ayer & Wood, Inc.

INTERMEDIATE MORTGAGE
  FUND
  Jennison Associates Capital Corp.

BOND FUND
  Loomis, Sayles & Company, Inc.

GLOBAL BOND FUND
  Rogge Global Partners